September 27, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Growth Series, Inc.
            AXP Growth Fund
            AXP Large Cap Equity Fund
            AXP Large Cap Value Fund
            AXP Research Opportunities Fund
         File No. 2-38355/811-2111

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement of Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP GROWTH SERIES, INC.




/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg
     Vice President, General Counsel and Secretary

LLO/BXS